SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	Dec. 31, 2023
Commercial license [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	10 years
Buildings [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	25 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	39 years
Leasehold improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	3 years
Leasehold improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	15 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	20 years
Motor Vehicles [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated lived intangible assets useful lives, years	5 years
Internal use software [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives, years	7 years